Debt - Schedule of Outstanding Balances (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Notes Principal Outstanding		$ 401
Net carrying amount		401
Less: current portion	$ 104	99	$ 7,791
Non-current portion	$ 223	302	1,555
Senior Notes
Debt Instrument [Line Items]
Net carrying amount		0	7,874
Less: current portion		0	6,459
Non-current portion		0	1,415
2017 Notes | Senior Notes
Debt Instrument [Line Items]
Notes Principal Outstanding		0	5,304
Unamortized discount		0	(56)
2018 Notes | Senior Notes
Debt Instrument [Line Items]
Notes Principal Outstanding		0	2,707
Unamortized discount		$ 0	$ (81)